Rule 497 Document

On behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS® AR Short Strategy Fund, PIMCO Worldwide Fundamental Advantage AR Strategy Fund and PIMCO Worldwide Long/Short Fundamental Strategy Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 16, 2015 (Accession No. 0001193125-15-093968), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document